Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Net loss	$ (72,639)	$ (84,656)
Net cash used in operating activities	82,006	$ 57,090
Current liabilities in excess of current assets	$ (347,227)